                                                                   AMERICAN LIFE

                             SEPARATE ACCOUNT NO. 2
                                 ANNUAL REPORT
                                DECEMBER 31, 2001

   This report is not to be construed as an offering for sale of any Variable Product. No offering is made except in conjunction with a prospectus which must precede or accompany this report.

                                    CONTENTS
                                                                            Page
                                                                            ----
Annual Report of American Life Separate Account No. 2
   Statement of Assets and Liabilities ...................................    2
   Statement of Operations ...............................................    4
   Statements of Changes in Net Assets ...................................    6
   Financial Highlights ..................................................    9
   Notes to Financial Statements .........................................   14
   Report of Independent Public Accountants ..............................   17

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 2
                      STATEMENT OF ASSETS AND LIABILITIES
                               December 31, 2001

                                                                           Investment Company
                                                        ----------------------------------------------------------
                                                        Money                     Equity    Mid-Cap
                                                        Market   All America       Index  Equity Index     Bond
                                                         Fund       Fund           Fund      Fund          Fund
                                                        -------  -----------      ------- ------------   --------
ASSETS:
Investments in Mutual of America
 Investment Corporation at market value
  (Cost:
  Money Market Fund -- $13,763
  All America Fund -- $67,178
  Equity Index Fund -- $97,863
  Mid-Cap Equity Index Fund -- $5,423
  Bond Fund -- $47,763)
  (Notes 1 and 2) .................................     $13,069      $47,916      $79,917      $5,325      $44,860
Due From (To) General Account .....................           1         (395)        (673)        (14)          56
NET ASSETS ........................................     $13,070      $47,521      $79,244      $5,311      $44,916
                                                        =======      =======      =======      ======      =======
UNIT VALUE AT DECEMBER 31, 2001 ...................     $  2.28      $  7.74      $  2.67      $ 1.25      $  3.57
                                                        =======      =======      =======      ======      =======
NUMBER OF UNITS OUTSTANDING AT
  DECEMBER 31, 2001 ...............................       5,720        6,138       29,633       4,234       12,584
                                                        =======      =======      =======      ======      =======

                                                                    Investment Company
                                                     ------------------------------------------------
                                                                                          Aggressive
                                                     Short-Term     Mid-Term    Composite   Equity
                                                      Bond Fund    Bond Fund      Fund       Fund
                                                     ----------   ----------    --------- -----------
ASSETS:
Investments in Mutual of America
  Investment Corporation at market value
  (Cost:
  Short-Term Bond Fund -- $2,075
  Mid-Term Bond Fund -- $1,964
  Composite Fund -- $15,200
  Aggressive Equity Fund -- $53,603)
  (Notes 1 and 2) ..................................     $2,031       $1,953      $13,060     $51,895
Due From (To) General Account ......................          4            5           (6)       (311)
                                                         ------       ------      -------     -------
NET ASSETS .........................................     $2,035       $1,958      $13,054     $51,584
                                                         ======       ======      =======     =======
UNIT VALUE AT DECEMBER 31, 2001 ....................     $ 1.46       $ 1.51      $  4.87     $  2.47
                                                         ======       ======      =======     =======
NUMBER OF UNITS OUTSTANDING AT
   DECEMBER 31, 2001 ...............................      1,398        1,301        2,680      20,864
                                                         ======       ======      =======     =======

   The accompanying notes are an integral part of these financial statements.

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 2
                      STATEMENT OF ASSETS AND LIABILITIES
                               December 31, 2001

                                                                                                     American
                                                                           Scudder                    Century
                                                           -------------------------------------    -----------
                                                                         Capital                    VP Capital
                                                             Bond        Growth      International Appreciation
                                                             Fund         Fund           Fund          Fund
                                                           --------     ---------     -----------   -----------
ASSETS:
Investments in Scudder Portfolios and American
   Century VP Capital Appreciation Fund
   (Cost:
   Scudder Bond Fund -- $2,267
   Scudder Capital Growth Fund -- $67,788
   Scudder International Fund -- $38,012
   American Century VP
   Capital Appreciation Fund -- $8,389)
   (Notes 1 and 2) ........................................ $2,329        $50,019        $22,871       $5,072
Due From (To) General Account .............................    156             30            (28)         120
                                                            ------        -------        -------       ------
NET ASSETS ................................................ $2,485        $50,049        $22,843       $5,192
                                                            ======        =======        =======       ======
UNIT VALUE AT DECEMBER 31, 2001 ........................... $14.60        $ 34.34        $ 13.72       $13.44
                                                            ======        =======        =======       ======
NUMBER OF UNITS OUTSTANDING AT
   DECEMBER 31, 2001 ......................................    170          1,457          1,665          386
                                                            ======        =======        =======       ======

                                                           Calvert                   Fidelity
                                                          --------  ------------------------------------------
                                                           Social         VIP          VIP II        VIP II
                                                          Balanced   Equity-Income     Contra     Asset Manager
                                                            Fund         Fund           Fund          Fund
                                                          --------   -------------   ----------   ------------
ASSETS:
Investments in Calvert Social Balanced
   Portfolio and Fidelity Portfolios at
   market value
   (Cost:
   Calvert Social Balanced Fund -- $14,432
   VIP Equity-Income Fund -- $22,411
   VIP II Contra Fund -- $175,269
   VIP II Asset Manager Fund -- $62,491)
    (Notes 1 and 2) .....................................   $12,281      $20,396      $145,633        $54,612
Due From (To) General Account ...........................        65          (55)          252           (181)
                                                            -------      -------      --------        -------
NET ASSETS ..............................................   $12,346      $20,341      $145,885        $54,431
                                                            =======      =======      ========        =======
UNIT VALUE AT DECEMBER 31, 2001 .........................   $  2.98      $ 32.63      $  25.88        $ 23.91
                                                            =======      =======      ========        =======
NUMBER OF UNITS OUTSTANDING AT
   DECEMBER 31, 2001 ....................................     4,143          623         5,637          2,276
                                                            =======      =======      ========        =======

   The accompanying notes are an integral part of these financial statements.

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 2
                            STATEMENT OF OPERATIONS
                      For The Year Ended December 31, 2001

                                                                           Investment Company
                                                         -----------------------------------------------------
                                                            Money         All          Equity        Mid-Cap
                                                           Market       America         Index     Equity Index
                                                            Fund         Fund           Fund          Fund
                                                         ----------   ----------    ------------   -----------
INVESTMENT INCOME AND EXPENSES:
Income (Note 1):
   Dividend Income .....................................    $   681      $   196      $  2,645       $    182
                                                            -------     --------      --------        -------
Expenses (Note 3):
   Fees and administrative expenses ....................        289        1,266         1,296             84
                                                            -------     --------      --------        -------
NET INVESTMENT INCOME (LOSS) ...........................        392       (1,070)        1,349             98
                                                            -------     --------      --------        -------

NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS (Note 1):
   Net realized gain (loss) on investments .............     (1,510)     (90,804)      (16,750)          (475)
   Net unrealized appreciation (depreciation)
     of investments ....................................      1,627       55,498        (1,959)          (749)
                                                            -------     --------      --------        -------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS ......................................        117      (35,306)      (18,709)        (1,224)
                                                            -------     --------      --------        -------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS .....................................    $   509     $(36,376)     $(17,360)       $(1,126)
                                                            =======     ========      ========        =======

                                                                            Investment Company
                                                         ---------------------------------------------------------
                                                                     Short-Term    Mid-Term                  Aggressive
                                                             Bond       Bond         Bond        Composite     Equity
                                                             Fund       Fund         Fund          Fund         Fund
                                                         ----------  ----------   ----------     ---------   ----------
INVESTMENT INCOME AND EXPENSES:
Income (Note 1):
   Dividend Income ......................................    $3,974     $  104       $ 63         $   601     $    282
                                                             ------     ------       ----         -------     --------
Expenses (Note 3):
   Fees and administrative expenses .....................       576         81         20             420          769
                                                             ------     ------       ----         -------     --------
NET INVESTMENT INCOME (LOSS) ............................     3,398         23         43             181         (487)
                                                             ------     ------       ----         -------     --------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS (Note 1):
   Net realized gain (loss) on investments ..............      (496)    (1,577)         3          (2,710)        (896)
   Net unrealized appreciation (depreciation)
     of investments .....................................       734      2,119         79          (2,342)     (14,422)
                                                             ------     ------       ----         -------     --------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS .......................................       238        542         82          (5,052)     (15,318)
                                                             ------     ------       ----         -------     --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS .......................................    $3,636     $  565       $125         $(4,871)    $(15,805)
                                                             ======     ======       ====         =======     ========

   The accompanying notes are an integral part of these financial statements.

                      AMERICA LIFE SEPARATE ACCOUNT NO. 2
                            STATEMENT OF OPERATIONS
                      For the Year Ended December 31, 2001

                                                                                                     American
                                                                        Scudder                      Century
                                                         ---------------------------------------   -----------
                                                                        Capital                    VP Capital
                                                            Bond        Growth      International Appreciation
                                                            Fund         Fund           Fund          Fund
                                                         -----------  ----------     -----------   -----------
INVESTMENT INCOME AND EXPENSES:
Income (Note 1):
   Dividend Income ......................................   $ 236        $ 9,067        $ 5,565      $ 3,293
                                                            -----       --------       --------      -------
Expenses (Note 3):
   Fees and administrative expenses .....................      71            781            359           63
                                                            -----       --------       --------      -------
NET INVESTMENT INCOME (LOSS) ............................     165          8,286          5,206        3,230
                                                            -----       --------       --------      -------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS (Note 1):
   Net realized gain (loss) on investments ..............     640        (18,063)        (2,459)      (5,895)
   Net unrealized appreciation (depreciation)
     of investments .....................................    (451)       (21,267)       (16,152)      (2,095)
                                                            -----       --------       --------      -------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS .......................................     189        (39,330)       (18,611)      (7,990)
                                                            -----       --------       --------      -------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS ......................................   $ 354       $(31,044)      $(13,405)     $(4,760)
                                                            =====       ========       ========      =======

                                                              Calvert                Fidelity
                                                             --------  ------------------------------------
                                                                           VIP                     VIP II
                                                              Social     Equity-      VIP II        Asset
                                                             Balanced    Income       Contra       Manager
                                                               Fund       Fund         Fund         Fund
                                                             --------  ----------    ----------  ----------
INVESTMENT INCOME AND EXPENSES:
Income (Note 1):
   Dividend Income ......................................    $   690      $ 2,451     $  8,848     $ 4,440
Expenses (Note 3):
   Fees and administrative expenses .....................        229          332        1,668         573
                                                             -------      -------     --------     -------
NET INVESTMENT INCOME (LOSS) ............................        461        2,119        7,180       3,867
                                                             -------      -------     --------     -------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS (Note 1):
   Net realized gain (loss) on investments ..............     (2,239)        (582)     (20,094)     (3,283)
   Net unrealized appreciation (depreciation)
     of investments .....................................        (73)      (4,141)     (21,890)     (4,448)
                                                             -------      -------     --------     -------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS .......................................     (2,312)      (4,723)     (41,984)     (7,731)
                                                             -------      -------     --------     -------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS ......................................    $(1,851)     $(2,604)    $(34,804)    $(3,864)
                                                             =======      =======     ========     =======

   The accompanying notes are an integral part of these financial statements.

                       AMERICA LIFE SEPARATE ACCOUNT NO. 2
                       STATEMENTS OF CHANGES IN NET ASSETS
                         For The Year Ended December 31,

                                                                            Investment Company
                                               -----------------------------------------------------------------------------
                                                  Money Market Fund         All America Fund            Equity Index Fund
                                               ----------------------    -----------------------    ------------------------
                                                 2001        2000           2001        2000           2001         2000
                                               ---------   ----------    ----------  -----------    -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss) ..............  $   392    $   (8,771)   $  (1,070)  $    48,478      $  1,349  $   (52,833)
   Net realized gain (loss) on investments ...   (1,510)      (57,411)     (90,804)    1,312,002       (16,750)   1,430,406
   Net unrealized appreciation
     (depreciation) of investments ...........    1,627        60,965       55,498      (567,645)       (1,959)  (1,026,904)
                                                -------    ----------    ---------   -----------      --------  -----------
Net Increase (Decrease) in net assets
   resulting from operations .................      509        (5,217)     (36,376)      792,835       (17,360)     350,669
                                                -------    ----------    ---------   -----------      --------  -----------
From Unit Transactions (Note 4):
   Contributions .............................    1,398        33,063        5,593       180,037         4,203      413,986
   Withdrawals ...............................  (31,354)   (1,587,167)    (283,162)   (1,533,285)     (146,149)  (2,196,595)
   Net Transfers .............................  (11,261)      199,013        4,296    (8,929,134)        3,250  (11,917,778)
                                                -------    ----------    ---------   -----------      --------  -----------
Net Increase (Decrease) from unit
   transactions ..............................  (41,217)   (1,355,091)    (273,273)  (10,282,382)     (138,696) (13,700,387)
                                                -------    ----------    ---------   -----------      --------  -----------
NET INCREASE (DECREASE) IN NET ASSETS ........  (40,708)   (1,360,308)    (309,649)   (9,489,547)     (156,056) (13,349,718)
NET ASSETS:
Beginning of Year ............................   53,778     1,414,086      357,170     9,846,717       235,300   13,585,018
                                                -------    ----------    ---------   -----------      --------  -----------
End of Year ..................................  $13,070    $   53,778    $  47,521   $   357,170      $ 79,244  $   235,300
                                                =======    ==========    =========   ===========      ========  ===========

                                                                            Investment Company
                                               -----------------------------------------------------------------------------
                                                       Mid-Cap                                             Short-Term
                                                  Equity Index Fund             Bond Fund                   Bond Fund
                                               ----------------------   ------------------------    ------------------------
                                                 2001        2000           2001        2000           2001         2000
                                               ---------  ----------     ----------  -----------    -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)                 $    98      $  3,485     $  3,398    $   (4,557)      $    23      $ 1,785
   Net realized gain (loss) on investments         (475)      143,144         (496)      (62,624)       (1,577)     (81,868
   Net unrealized appreciation
     (depreciation) of investments                 (749)      (19,739)         734       118,060         2,119       80,896
                                                -------      --------     --------    ----------       -------     --------
Net Increase (Decrease) in net assets
   resulting from operations                     (1,126)      126,890        3,636        50,879           565          813
                                                -------      --------     --------    ----------       -------     --------
From Unit Transactions (Note 4):
   Contributions                                    155         4,496          299        37,415            99        2,018
   Withdrawals                                  (12,219)     (516,647)     (18,440)      (83,682)      (45,124)      (2,326)
   Net Transfers                                  2,685        51,363       (1,129)   (1,360,023)       (2,204)    (121,797)
                                                -------      --------     --------    ----------       -------     --------
Net Increase (Decrease) from unit
   transactions                                  (9,379)     (460,788)     (19,270)   (1,406,290)      (47,229)    (122,105)
                                                -------      --------     --------    ----------       -------     --------
NET INCREASE (Decrease) IN NET ASSETS           (10,505)     (333,898)     (15,634)   (1,355,411)      (46,664)    (121,292)
NET ASSETS:
Beginning of Year                                15,816       349,714       60,550     1,415,961        48,699      169,991
                                                -------      --------     --------    ----------       -------     --------
End of Year                                     $ 5,311      $ 15,816     $ 44,916    $   60,550       $ 2,035     $ 48,699
                                                =======      ========     ========    ==========       =======     ========

   The accompanying notes are an integral part of these financial statements.

                       AMERICA LIFE SEPARATE ACCOUNT NO. 2
                       STATEMENTS OF CHANGES IN NET ASSETS
                         For The Year Ended December 31,

                                                                         Investment Company
                                                ----------------------------------------------------------------------------
                                                       Mid-Term                                         Aggressive Equity
                                                       Bond Fund              Composite Fund                  Fund
                                                ----------------------   ------------------------   ------------------------
                                                   2001        2000         2001          2000         2001         2000
                                                 ---------  ----------   ----------    ----------   -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss) ..........     $    43      $  (1,036)   $    181    $   (17,973)  $      (487)  $    (5,999)
   Net realized gain (loss) on investments           3        (10,857)     (2,710)       375,686          (896)    2,031,178
   Net unrealized appreciation
     (depreciation) of investments .......          79         16,124      (2,342)      (198,658)      (14,422)   (1,487,157)
                                               -------      ---------    --------    -----------   -----------   -----------
Net Increase (Decrease) in net assets
   resulting from operations .............         125          4,231      (4,871)       159,055       (15,805)      538,022
                                               -------      ---------    --------    -----------   -----------   -----------
From Unit Transactions (Note 4):
   Contributions .........................          50          3,459         148        173,534         1,616       281,751
   Withdrawals ...........................        (416)       (28,156)    (32,337)      (657,685)      (81,886)     (767,984)
   Net Transfers .........................         839       (189,757)        165     (4,536,344)          993    (4,269,131)
                                               -------      ---------    --------    -----------   -----------   -----------
Net Increase (Decrease) from unit
   transactions ..........................         473       (214,454)    (32,024)    (5,020,495)      (79,277)   (4,755,364)
                                               -------      ---------    --------    -----------   -----------   -----------
NET INCREASE (DECREASE) IN NET ASSETS ....         598       (210,223)    (36,895)    (4,861,440)      (95,082)   (4,217,342)
NET ASSETS:
Beginning of Year ........................       1,360        211,583      49,949      4,911,389       146,666     4,364,008
                                               -------      ---------    --------    -----------   -----------   -----------
End of Year ..............................     $ 1,958      $   1,360    $ 13,054    $    49,949   $    51,584   $   146,666
                                               =======      =========    ========    ===========   ===========   ===========

                                                                                   Scudder
                                                 ---------------------------------------------------------------------------
                                                      Bond Fund            Capital Growth Fund         International Fund
                                                 ---------------------   ------------------------   ------------------------
                                                   2001        2000         2001          2000         2001         2000
                                                 ---------  ----------   ----------    -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss) ..........      $    165    $   9,689    $   8,286    $   951,913    $  5,206    $    542,851
   Net realized gain (loss) on investments           640       (4,481)     (18,063)       291,449      (2,459)      1,008,364
   Net unrealized appreciation
     (depreciation) of investments .......          (451)       1,427      (21,267)    (1,230,994)    (16,152)        (80,528)
                                                --------    ---------    ---------    -----------    --------    ------------
Net Increase (Decrease) in net assets
   resulting from operations .............           354        6,635      (31,044)        12,368     (13,405)      1,470,687
                                                --------    ---------    ---------    -----------    --------    ------------
From Unit Transactions (Note 4):
   Contributions .........................           344        9,025        5,882        262,860       1,158         140,475
   Withdrawals ...........................       (17,876)     (51,236)    (152,772)    (1,274,606)    (58,810)       (533,038)
   Net Transfers .........................           572     (206,668)       8,960     (7,070,676)      1,656     (19,804,973)
                                                --------    ---------    ---------    -----------    --------    ------------
Net Increase (Decrease) from unit
   transactions ..........................       (16,960)    (248,879)    (137,930)    (8,082,422)    (55,996)    (20,197,536)
                                                --------    ---------    ---------    -----------    --------    ------------
NET INCREASE (DECREASE) IN NET ASSETS ....       (16,606)    (242,244)    (168,974)    (8,070,054)    (69,401)    (18,726,849)
NET ASSETS:
Beginning of Year ........................        19,091      261,335      219,023      8,289,077      92,244      18,819,093
                                                --------    ---------    ---------    -----------    --------    ------------
End of Year ..............................      $  2,485    $  19,091    $  50,049    $   219,023    $ 22,843    $     92,244
                                                ========    =========    =========    ===========    ========    ============

   The accompanying notes are an integral part of these financial statements.

                      AMERICA LIFE SEPARATE ACCOUNT NO. 2
                            STATEMENT OF OPERATIONS
                         For the Year Ended December 31,

                                                                           American Century                  Calvert
                                                                    VP Capital Appreciation Fund       Social Balanced Fund
                                                                   -----------------------------     -----------------------
                                                                        2001         2000               2001          2000
                                                                     --------     ----------          --------     ---------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income ..........................................   $ 3,230       $ 83,964             $ 461      $ (3,456)
   Net realized gain (loss) on investments ........................    (5,895)       823,162            (2,239)       67,199
   Net unrealized appreciation (depreciation) of investments ......    (2,095)      (342,824)              (73)      (47,530)
                                                                     --------     ----------          --------     ---------
Net Increase (Decrease) in net assets resulting
   from operations ................................................    (4,760)       564,302            (1,851)       16,213
                                                                     --------     ----------          --------     ---------
From Unit Transactions (Note 4):
   Contributions ..................................................       155        153,800             1,023        25,273
   Withdrawals ....................................................   (12,802)      (399,849)          (23,454)     (117,618)
   Net Transfers ..................................................    (4,424)    (1,816,998)              364      (737,340)
                                                                     --------     ----------          --------     ---------
Net Increase (Decrease) from unit transactions ....................   (17,071)    (2,063,047)          (22,067)     (829,685)
                                                                     --------     ----------          --------     ---------
Net Increase (DECREASE) IN NET ASSETS .............................   (21,831)    (1,498,745)          (23,918)     (813,472)
NET ASSETS:
Beginning of Year .................................................    27,023      1,525,768            36,264       849,736
                                                                     --------     ----------          --------     ---------
End of Year .......................................................   $ 5,192       $ 27,023          $ 12,346      $ 36,264
                                                                     ========     ==========          ========     =========




                                                                                      Fidelity
                                                 ------------------------------------------------------------------------------
                                                            VIP                      VIP II                       VIP
                                                       Equity-Income                 Contra                  Asset Manager
                                                           Fund                       Fund                       Fund
                                                 -----------------------    ------------------------    -----------------------
                                                    2001         2000          2001          2000          2001         2000
                                                    ----         ----          ----          ----          ----         ----
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss) ................ $  2,119    $   199,089    $   7,180    $ 1,134,096    $  3,867    $   191,994
   Net realized gain (loss) on investments .....     (582)       (72,968)     (20,094)       636,653      (3,283)       (41,083)
   Net unrealized appreciation
     (depreciation) of investments .............   (4,141)      (223,095)     (21,890)    (2,093,634)     (4,448)      (193,546)
                                                 --------    -----------    ---------    -----------    --------    -----------
Net Increase (Decrease) in net assets resulting
   from operations .............................   (2,604)       (96,974)     (34,804)      (322,885)     (3,864)       (42,635)
                                                 --------    -----------    ---------    -----------    --------    -----------
From Unit Transactions (Note 4):
   Contributions ...............................    1,672        107,187        1,882        247,436         217         22,872
   Withdrawals .................................  (40,038)      (500,250)    (150,042)    (1,763,790)    (23,256)      (378,728)
   Net Transfers ...............................    1,885     (2,913,931)       3,324     (7,202,132)        (55)    (1,522,801)
                                                 --------    -----------    ---------    -----------    --------    -----------
Net Increase (Decrease) from unit
   transactions ................................  (36,481)    (3,306,994)    (144,836)    (8,718,486)    (23,094)    (1,878,657)
                                                 --------    -----------    ---------    -----------    --------    -----------
NET INCREASE (DECREASE) IN NET ASSETS ..........  (39,085)    (3,403,968)    (179,640)    (9,041,371)    (26,958)    (1,921,292)
NET ASSETS:
Beginning of Year ..............................   59,426      3,463,394      325,525      9,366,896      81,389      2,002,681
                                                 --------    -----------    ---------    -----------    --------    -----------
End of Year .................................... $ 20,341    $    59,426    $ 145,885    $   325,525    $ 54,431    $    81,389
                                                 ========    ===========    =========    ===========    ========    ===========

   The accompanying notes are an integral part of these financial statements.

                      AMERICA LIFE SEPARATE ACCOUNT NO. 2
                              FINANCIAL HIGHLIGHTS

      Pursuant to the provisions of a recent AICPA Audit and Accounting Guide for Investment Companies ("Guide"), disclosure of per unit data and other supplemental data is presented in the form of a financial highlights section accompanying the financial statements. The Guide requires the data be presented for fiscal years beginning after December 15, 2000. Consequently, the financial highlights section which follows limits the required disclosures to the year 2001. Data shown for any of the preceding four years (1997-2000) was previously disclosed in the "Notes to Financial Statements -- Financial Highlights" following the financial statements.



SELECTED PER UNIT AND
SUPPLEMENTARY DATA:                   Investment Company Money Market Fund               Investment Company All America Fund
-------------------                ------------------------------------------      --------------------------------------------
                                    2001     2000     1999    1998      1997        2001     2000    1999       1998      1997
                                    ----     ----     ----    ----      ----        ----     ----    ----       ----      ----
Unit value, beginning of year     $  2.22   $ 2.11  $  2.03  $  1.95  $  1.87     $  9.46   $10.05  $  8.09   $  6.76   $  5.39
                                  =======   ======  =======  =======  =======     =======   ======  =======   =======   =======
Unit value, end of year           $  2.28   $ 2.22  $  2.11  $  2.03  $  1.95     $  7.74   $ 9.46  $ 10.05   $  8.09   $  6.76
                                  =======   ======  =======  =======  =======     =======   ======  =======   =======   =======
Units outstanding, beginning
   of year (1)                     24,251                                          37,775
Units Issued (1)                      367                                             692
Units Redeemed (1)                (18,898)                                        (32,329)
                                  -------                                         -------
Units outstanding, end of year      5,720   24,251  670,745  373,107   90,542       6,138   37,775  979,623   961,495   919,295
                                  =======   ======  =======  =======  =======     =======   ======  =======   =======   =======
Net Assets (1)                    $13,070                                         $47,521
                                  =======                                         =======
Expense Ratio (A)(1)                0.90%                                           0.90%
                                  =======                                         =======
Investment Income Ratio (B)(1)       3.1%                                            0.2%
                                  =======                                         =======
Total Return (C)(1)                  3.0%                                          -18.1%
                                  =======                                         =======



SELECTED PER UNIT AND                                                                               Investment Company
SUPPLEMENTARY DATA:                             Investment Company Equity Index Fund             Mid-Cap Equity Index Fund
-------------------                    ------------------------------------------------------   -----------------------------
                                        2001       2000        1999          1998      1997        2001      2000       1999*
Unit value, beginning of year          $ 3.07     $ 3.41    $    2.86    $    2.26  $    1.72     $1.28     $ 1.11    $  1.00
                                      =======     ======    =========    =========  =========   =======     ======    =======
Unit value, end of year                $ 2.67     $ 3.07    $    3.41    $    2.86  $    2.26     $1.25     $ 1.28    $  1.11
                                      =======     ======    =========    =========  =========   =======     ======    =======
Units outstanding, beginning
  of year (1)                          76,577                                                    12,361
Units Issued (1)                        1,355                                                     3,294
Units Redeemed (1)                    (48,299)                                                  (11,421)
                                      -------                                                   -------
Units outstanding, end of year         29,633     76,577    3,981,869    3,950,586  2,496,288     4,234     12,361    315,623
                                      =======     ======    =========    =========  =========   =======     ======    =======
Net Assets (1)                        $79,244                                                   $ 5,311
                                      =======                                                   =======
Expense Ratio (A)(1)                    0.90%                                                     0.90%
                                      =======                                                   =======
Investment Income Ratio (B)(1)           2.1%                                                      2.1%
                                      =======                                                   =======
Total Return (C)(1)                    -13.0%                                                     -2.0%
                                      =======                                                   =======


----------
*     Commenced operation May 3, 1999
(1)   Data is presented for fiscal years beginning after December 15, 2000
(A) This ratio represents the annualized contract expenses of the separate account, consisting primarily of administrative, distribution and expense risk charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to unit values (commonly referred to as Separate Account asset-based charges). Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
(B) This amount represents the dividends and other income received by the Separate Account fund from the underlying fund, net of management fees assessed by the fund manager, divided by the average net assets. This ratio excludes those expenses, such as Separate Account asset-based charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account fund is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account fund invests.
(C) This amount represents the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units (such as the contingent $2 monthly service charge); inclusion of these expenses in the calculation would result in a reduction in the total return presented.

   The accompanying notes are an integral part of these financial statements.

                      AMERICA LIFE SEPARATE ACCOUNT NO. 2
                        FINANCIAL HIGHLIGHTS (Continued)

SELECTED PER UNIT AND
SUPPLEMENTARY DATA:                           Investment Company Bond Fund         Investment Company Short-Term Bond Fund
-------------------                   ------------------------------------------   ----------------------------------------
                                       2001     2000     1999     1998     1997      2001     2000     1999    1998    1997
Unit value, beginning of year        $  3.31   $ 3.07  $  3.17  $  3.00  $  2.75   $ 1.37   $ 1.28   $ 1.24  $ 1.19  $ 1.14
                                     =======   ======  =======  =======  =======   ======   ======  ======= =======  ======
Unit value, end of year              $  3.57   $ 3.31  $  3.07  $  3.17  $  3.00   $ 1.46   $ 1.37   $ 1.28  $ 1.24  $ 1.19
                                     =======   ======  =======  =======  =======   ======   ======  ======= =======  ======
Units outstanding, beginning
  of year (1)                         18,282                                       35,617
Units Issued (1)                         331                                          588
Units Redeemed (1)                    (6,029)                                     (34,807)
                                     -------                                       ------
Units outstanding, end of year        12,584   18,282  460,800  714,893  301,512    1,398   35,617  132,691 126,929  24,344
                                     =======   ======  =======  =======  =======   ======   ======  ======= =======  ======
Net Assets (1)                       $44,916                                       $2,035
                                     =======                                       ======
Expense Ratio (A)(1)                   0.90%                                        0.90%
                                     =======                                       ======
Investment Income Ratio (B)(1)          7.8%                                         0.9%
                                     =======                                       ======
Total Return (C)(1)                     7.8%                                         6.5%
                                     =======                                       ======



SELECTED PER UNIT AND
SUPPLEMENTARY DATA:                    Investment Company Mid-Term Bond Fund            Investment Company Composite Fund
-------------------                 ------------------------------------------      ----------------------------------------
                                     2001      2000    1999     1998     1997        2001      2000    1999    1998    1997
                                     ----      ----    ----     ----     ----        ----      ----    ----    ----    ----
Unit value, beginning of year       $ 1.38    $1.32   $ 1.32   $ 1.26   $ 1.19      $ 5.52    $5.61   $ 4.93  $ 4.36  $ 3.75
                                    ======    =====   ======   ======   ======     =======    =====   ======  ======  ======
Unit value, end of year             $ 1.51    $1.38   $ 1.32   $ 1.32   $ 1.26      $ 4.87    $5.52   $ 5.61  $ 4.93  $ 4.36
                                    ======    =====   ======   ======   ======     =======    =====   ======  ======  ======
Units outstanding, beginning
  of year (1)                          989                                           9,047
Units Issued (1)                     1,122                                              29
Units Redeemed (1)                    (810)                                         (6,396)
                                    ------                                         -------
Units outstanding, end of year       1,301      989  159,690  197,045   49,001       2,680    9,047  875,960 696,121 643,537
                                    ======    =====   ======   ======   ======     =======    =====   ======  ======  ======
Net Assets (1)                      $1,958                                         $13,054
                                    ======                                         =======
Expense Ratio (A)(1)                 0.90%                                           0.90%
                                    ======                                         =======
Investment Income Ratio (B)(1)        3.9%                                            2.3%
                                    ======                                         =======
Total Return (C)(1)                   9.5%                                          -11.8%
                                    ======                                         =======

----------
(1)   Data is presented for fiscal years beginning after December 15, 2000
(A) This ratio represents the annualized contract expenses of the separate account, consisting primarily of administrative, distribution and expense risk charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to unit values (commonly referred to as Separate Account asset-based charges). Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
(B) This amount represents the dividends and other income received by the Separate Account fund from the underlying fund, net of management fees assessed by the fund manager, divided by the average net assets. This ratio excludes those expenses, such as Separate Account asset-based charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account fund is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account fund invests.
(C) This amount represents the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units (such as the contingent $2 monthly service charge); inclusion of these expenses in the calculation would result in a reduction in the total return presented.

   The accompanying notes are an integral part of these financial statements.

                      AMERICA LIFE SEPARATE ACCOUNT NO. 2
                        FINANCIAL HIGHLIGHTS (Continued)

SELECTED PER UNIT AND
SUPPLEMENTARY DATA:                          Investment Company Aggressive Equity Fund                  Scudder Bond Fund
-------------------                      ------------------------------------------------  ----------------------------------------
                                          2001     2000      1999       1998       1997     2001      2000    1999    1998    1997
                                          ----     ----      ----       ----       ----     ----      ----    ----    ----    ----
Unit value, beginning of year           $  2.79   $ 2.85  $    2.02  $    2.15  $    1.80  $ 13.94   $12.73  $13.02  $12.37  $11.48
                                        =======   ======  =========  =========  =========  =======   ======  ======  ======  ======
Unit value, end of year                 $  2.47   $ 2.79  $    2.85  $    2.02  $    2.15  $ 14.60   $13.94  $12.73  $13.02  $12.37
                                        =======   ======  =========  =========  =========  =======   ======  ======  ======  ======
Units outstanding, beginning
  of year (1)                            52,543                                              1,370
Units Issued (1)                            469                                                282
Units Redeemed (1)                      (32,148)                                            (1,482)
                                        -------                                            -------
Units outstanding, end of year           20,864   52,543  1,529,685  1,778,370  2,289,562      170    1,370  20,522  26,966   7,927
                                        =======   ======  =========  =========  =========  =======   ======  ======  ======  ======
Net Assets (1)                          $51,584                                            $ 2,485
                                        =======                                            =======
Expense Ratio (A)(1)                      0.90%                                              0.90%
                                        =======                                            =======
Investment Income Ratio (B)(1)             0.3%                                               3.5%
                                        =======                                            =======
Total Return (C)(1)                      -11.4%                                               4.8%
                                        =======                                            =======



SELECTED PER UNIT AND
SUPPLEMENTARY DATA:                                Scudder Capital Growth Fund                   Scudder International Fund
-------------------                       -------------------------------------------  ------------------------------------------
                                            2001      2000    1999    1998     1997      2001     2000    1999     1998     1997
Unit value, beginning of year             $ 42.97   $48.17  $ 36.07  $ 29.64  $ 22.11  $ 20.02   $25.83  $ 16.93  $ 14.46  $13.43
                                          =======   ======  =======  =======  =======  =======   ======  =======  =======  ======
Unit value, end of year                   $ 34.34   $42.97  $ 48.17  $ 36.07  $ 29.64  $ 13.72   $20.02  $ 25.83  $ 16.93  $14.46
                                          =======   ======  =======  =======  =======  =======   ======  =======  =======  ======
Units outstanding, beginning of year (1)    5,097                                        4,608
Units Issued (1)                              117                                           83
Units Redeemed (1)                         (3,757)                                      (3,026)
                                          -------                                      -------
Units outstanding, end of year              1,457    5,097  172,063  171,014  159,853    1,665    4,608  728,627  105,376  78,166
                                          =======   ======  =======  =======  =======  =======   ======  =======  =======  ======
Net Assets (1)                            $50,049                                      $22,843
                                          =======                                      =======
Expense Ratio (A) (1)                       0.90%                                        0.90%
                                          =======                                      =======
Investment Income Ratio (B) (1)              9.5%                                        14.3%
                                          =======                                      =======
Total Return (C) (1)                       -20.1%                                       -31.5%
                                          =======                                      =======

----------

(1)   Data is presented for fiscal years beginning after December 15, 2000

(A) This ratio represents the annualized contract expenses of the separate account, consisting primarily of administrative, distribution and expense risk charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to unit values (commonly referred to as Separate Account asset-based charges). Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(B) This amount represents the dividends and other income received by the Separate Account fund from the underlying fund, net of management fees assessed by the fund manager, divided by the average net assets. This ratio excludes those expenses, such as Separate Account asset-based charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account fund is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account fund invests.

(C) This amount represents the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units (such as the contingent $2 monthly service charge); inclusion of these expenses in the calculation would result in a reduction in the total return presented.

   The accompanying notes are an integral part of these financial statements.

                      AMERICA LIFE SEPARATE ACCOUNT NO. 2
                        FINANCIAL HIGHLIGHTS (Continued)

SELECTED PER UNIT AND
SUPPLEMENTARY DATA:               American Century VP Capital Appreciation Fund        Calvert Social Balanced Fund
-------------------               ---------------------------------------------  -------------------------------------------
                                    2001      2000    1999     1998     1997       2001     2000     1999     1998     1997
                                    ----      ----    ----     ----     ----       ----     ----     ----     ----     ----
Unit value, beginning of year      $18.82   $17.40   $10.69   $11.04   $11.53    $  3.23   $ 3.37  $  3.04  $  2.65  $  2.23
                                   ======   ======   ======   ======   ======    =======   ======  =======  =======  =======
Unit value, end of year            $13.44   $18.82   $17.40   $10.69   $11.04    $  2.98   $ 3.23  $  3.37  $  3.04  $  2.65
                                   ======   ======   ======   ======   ======    =======   ======  =======  =======  =======
Units outstanding, beginning
  of year (1)                       1,436                                         11,222
Units Issued (1)                      157                                             20
Units Redeemed (1)                 (1,207)                                        (7,099)
                                   ------                                        -------
Units outstanding, end of year        386    1,436   87,702   36,061   44,293      4,143   11,222  252,148  256,931  194,166
                                   ======   ======   ======   ======   ======    =======   ======  =======  =======  =======
Net Assets (1)                     $5,192                                        $12,346
                                   ======                                        =======
Expense Ratio (A)(1)                0.70%                                          0.90%
                                   ======                                        =======
Investment Income Ratio (B)(1)      31.0%                                           3.3%
                                   ======                                        =======
Total Return (C)(1)                -28.6%                                          -7.8%
                                   ======                                        =======


SELECTED PER UNIT AND
SUPPLEMENTARY DATA:                    Fidelity VIP Equity-Income Fund                 Fidelity VIP II Contra Fund
-------------------               ------------------------------------------  --------------------------------------------
                                    2001     2000     1999     1998    1997      2001     2000     1999     1998    1997
                                    ----     ----     ----     ----    ----      ----     ----     ----     ----    ----
Unit value, beginning of year     $ 34.61   $32.21  $ 30.65  $ 27.77  $21.93  $  29.73   $32.13  $ 26.16  $ 20.36  $ 16.59
                                  =======   ======  =======  =======  ======  ========   ======  =======  =======  =======
Unit value, end of year           $ 32.63   $34.61  $ 32.21  $ 30.65  $27.77  $  25.88   $29.73  $ 32.13  $ 26.16  $ 20.36
                                  =======   ======  =======  =======  ======  ========   ======  =======  =======  =======
Units outstanding, beginning
  of year (1)                       1,717                                       10,950
Units Issued (1)                       23                                           71
Units Redeemed (1)                 (1,117)                                      (5,384)
                                  -------                                     --------
Units outstanding, end of year        623    1,717  107,509  115,626  94,213     5,637   10,950  291,542  278,931  212,606
                                  =======   ======  =======  =======  ======  ========   ======  =======  =======  =======
Net Assets (1)                    $20,341                                     $145,885
                                  =======                                     ========
Expense Ratio (A)(1)                0.80%                                        0.80%
                                  =======                                     ========
Investment Income Ratio (B)(1)       8.3%                                         4.2%
                                  =======                                     ========
Total Return (C)(1)                 -5.7%                                       -12.9%
                                  =======                                     ========


----------
(1) Data is presented for fiscal years beginning after December 15, 2000
(A) This ratio represents the annualized contract expenses of the separate account, consisting primarily of administrative, distribution and expense risk charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to unit values (commonly referred to as Separate Account asset-based charges). Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
(B) This amount represents the dividends and other income received by the Separate Account fund from the underlying fund, net of management fees assessed by the fund manager, divided by the average net assets. This ratio excludes those expenses, such as Separate Account asset-based charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account fund is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account fund invests.
(C) This amount represents the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units (such as the contingent $2 monthly service charge); inclusion of these expenses in the calculation would result in a reduction in the total return presented.

   The accompanying notes are an integral part of these financial statements.

                      AMERICA LIFE SEPARATE ACCOUNT NO. 2
                        FINANCIAL HIGHLIGHTS (Concluded)

SELECTED PER UNIT AND
SUPPLEMENTARY DATA:                     Fidelity VIP II Asset Manager Fund
-------------------                -------------------------------------------
                                     2001     2000     1999     1998     1997
Unit value, beginning of year      $ 25.14   $26.40   $24.04   $21.14   $17.72
                                   =======   ======   ======   ======   ======
Unit value, end of year            $ 23.91   $25.14   $26.40   $24.04   $21.14
                                   =======   ======   ======   ======   ======
Units outstanding, beginning
  of year (1)                        3,238
Units Issued (1)                         9
Units Redeemed (1)                    (971)
                                   -------
Units outstanding, end of year       2,276    3,238   75,850   68,139   65,125
                                   =======   ======   ======   ======   ======
Net Assets (1)                     $54,431
                                   =======
Expense Ratio (A)(1)                 0.80%
                                   =======
Investment Income Ratio (B)(1)        7.2%
                                   =======
Total Return (C)(1)                  -4.9%
                                   =======


----------
(1) Data is presented for fiscal years beginning after December 15, 2000
(A) This ratio represents the annualized contract expenses of the separate account, consisting primarily of administrative, distribution and expense risk charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to unit values (commonly referred to as Separate Account asset-based charges). Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
(B) This amount represents the dividends and other income received by the Separate Account fund from the underlying fund, net of management fees assessed by the fund manager, divided by the average net assets. This ratio excludes those expenses, such as Separate Account asset-based charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account fund is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account fund invests.
(C) This amount represents the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units (such as the contingent $2 monthly service charge); inclusion of these expenses in the calculation would result in a reduction in the total return presented.

   The accompanying notes are an integral part of these financial statements.

                      AMERICA LIFE SEPARATE ACCOUNT NO. 2
                        NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION

      Separate Account No. 2 of The American Life Insurance Company of New York ("the Company") was established in conformity with New York Insurance Law and commenced operations on November 19, 1993 as a unit investment trust. On that date, the following American Life funds became available as investment alternatives: Money Market Fund, All America Fund, Equity Index Fund, Bond Fund, Short-Term Bond Fund, Mid-Term Bond Fund, Composite Fund, Scudder Bond Fund, Scudder Capital Growth Fund, Scudder International Fund, American Century VP Capital Appreciation Fund and Calvert Social Balanced Fund. The American Life funds invest in a corresponding fund of Mutual of America Investment Corporation ("Investment Company"), portfolios of Scudder Variable Series I ("Scudder"), fund of American Century Variable Portfolios Inc. ("American Century") and a corresponding fund of Calvert Social Balanced Portfolio of Calvert Variable Series, Inc. ("Calvert").

      On May 2, 1994 the Aggressive Equity Fund of the Investment Company became available as an investment alternative to Separate Account No. 2.

      On May 1, 1995 Fidelity Investments Equity-Income, Contrafund and Asset Manager Funds became available to Separate Account No. 2 as investment alternatives. The Fidelity Equity-Income Fund invests in the corresponding portfolio of Fidelity Variable Insurance Products Fund ("Fidelity VIP") and the Contrafund and Asset Manager Funds invest in the corresponding portfolios of Fidelity Variable Insurance Products Fund II ("Fidelity VIP II") (collectively, "Fidelity").

      On May 3, 1999 the Mid-Cap Equity Index Fund of the Investment Company became the 17th investment alternative available to Separate Account No. 2.

      Separate Account No. 2 was formed by the Company to support the operations of the Company's group and individual variable accumulation annuity contracts ("Contracts"). The assets of Separate Account No. 2 are the property of the Company. The portion of Separate Account No. 2's assets applicable to the Contracts will not be charged with liabilities arising out of any other business the Company may conduct.

      During 2000, a substantial portion of American Life's original issue group and individual variable accumulation annuity business participating through American Life Separate Account No. 2 was transferred to a former affiliate, Mutual of America Life Insurance Company. Although a relatively limited number of these variable accumulation annuity products remain in-force, the Company is no longer issuing new policies/contracts through American Life Separate Account No. 2.

      The  preparation of financial  statements  may require  management to make estimates and assumptions that affect the reported amounts of assets, liabilities, income, expenses and related disclosures. Actual results, however, may differ from those estimates.

      The following is a summary of the significant accounting policies consistently followed by Separate Account No. 2, which are in conformity with accounting principles generally accepted in the United States:

      Investment Valuation -- Investments are made in shares of the Investment Company, Scudder, American Century, Calvert and Fidelity and are valued at the reported net asset values of the respective Funds or Portfolios. Such investments are referred to as "Underlying Funds" of Separate Account No. 2.

      Investment Income -- Dividend distributions made by the Underlying Funds, generally representing a distribution of their accumulated income and capital gains, are recognized as investment income on the ex-dividend dates of each Underlying Fund by each Fund of Separate Account No. 2 and are immediately fully reinvested in additional shares of the Underlying Funds at their respective ex-dividend net asset values. As such, the ultimate effect of the dividend paid to the Funds of Separate Account No. 2 has no impact on the respective unit values.

      Investment Transactions -- Investment transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined based on the average cost of the investment sold.

      Federal Income Taxes -- Separate Account No. 2 will be treated as a part of the Company and will not be taxed separately as a "regulated investment company" under existing law. The Company is taxed as a life insurance company under the life insurance tax provisions of the Internal Revenue Code. No provision for income taxes is required in the accompanying financial statements.

                      AMERICA LIFE SEPARATE ACCOUNT NO. 2
                    NOTES TO FINANCIAL STATEMENTS (Continued)

2. INVESTMENTS

      The number of shares owned by Separate Account No. 2 and their respective net asset values (rounded to the nearest cent) per share at December 31, 2001 are as follows:

                                                           Number of  Net Asset
                                                            Shares      Value
                                                           ---------  ---------
           Investment Company Funds:
              Money Market Fund                             11,011     $ 1.19
              All America Fund                              22,961       2.09
              Equity Index Fund                             39,659       2.02
              Mid-Cap Equity Index Fund                      4,581       1.16
              Bond Fund                                     34,579       1.30
              Short-Term Bond Fund                           1,979       1.03
              Mid-Term Bond Fund                             2,139       0.91
              Composite Fund                                 9,563       1.37
              Aggressive Equity Fund                        33,233       1.56
           Scudder Portfolios:
              Bond Portfolio                                   338       6.89
              Capital Growth Portfolio--Class "A"            3,057      16.36
              International Portfolio--Class "A"             2,841       8.05
           American Century VP Capital Appreciation Fund       676       7.50
           Calvert Social Balanced Portfolio                 6,984       1.76
           Fidelity Portfolios:
              Equity-Income--"Initial" Class                   896      22.75
              Contrafund--"Initial" Class                    7,235      20.13
              Asset Manager--"Initial" Class                 3,765      14.51

3. EXPENSES

      Administrative Charges -- In connection with its administrative functions, the Company deducts daily, at an annual rate of .40%, an amount from the value of the net assets of all funds, except the American Century Fund for which the annual rate is .20%, and, each Fidelity fund, for which the annual rate is .30%.

      In addition, a deduction of up to $2.00 may be made at the end of each month from a participant's account, except that such charge shall not exceed 1/12 of 1% of the balance in such account in any month.

      Distribution Expense Charge -- The Company will make a deduction daily from the value of the net assets of each fund, at an annual rate of .35%, to cover anticipated distribution expenses.

      Expense Risk Charge -- For assuming expense risks, the Company deducts daily, at an annual rate of .15%, an amount from the value of the net assets of each fund.

                      AMERICA LIFE SEPARATE ACCOUNT NO. 2
                    NOTES TO FINANCIAL STATEMENTS (Continued)

4. TRANSFER OF BUSINESS

      During 2000, the Company, upon obtaining approval from regulatory authorities and affected policyholders and group contractholders, transferred a substantial number of its in-force policies and group contracts to a former affiliate. Consequently, all of the related assets and obligations of these policies and contracts were similarly transferred.

      Total amounts transferred by the Company throughout 2000 pursuant to the transfer amounted to approximately $77 million and are predominantly included in Net Transfers on the Statements of Changes in Net Assets. The Scudder International, Equity Index, All America, and Fidelity Contra Funds accounted for the largest of the Separate Account No. 2 transfers amounting to $12.0 million, $10.9 million, $9.2 million and $8.3 million, respectively, for the year.

      The Company is no longer issuing policies or group contracts through American Life Separate Account No. 2, and a relatively limited number of policies and contracts remain in-force.

                        REPORT OF INDEPENDENT ACCOUNTANTS


To The America Life Insurance Company of New York:

      We have audited the accompanying statement of assets and liabilities of American Life Separate Account No. 2 as of December 31, 2001, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of American Life Separate Account No. 2 as of December 31, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States.

/s/ Arthur Andersen LLP

New York, New York
February 20, 2002

THE AMERICAN LIFE
INSURANCE COMPANY
OF NEW YORK

P.O. BOX 4837
NEW YORK, NY 10185-0049